Fees Summary	Oct. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 20,503,000
Previously Paid Amount	0.00
Total Fee Amount	1,783.76
Total Offset Amount	0.00
Net Fee	1,783.76
Narrative - Max Aggregate Offering Price	$ 20,503,000
Final Prospectus	true